RISK MANAGEMENT - Investment debt securities - Concentration by sector (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial assets	$ 274,682,875	$ 343,332,362
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	15,370,870	14,259,498
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	235,373,468	290,172,863
Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	22,461,805	37,493,866
Investment securities [member]
Disclosure of financial assets [line items]
Financial assets	33,674,477	44,664,373
Investment securities [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	33,711,407	44,675,071
Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	9,771,492	5,775,070
Trading securities [member]
Disclosure of financial assets [line items]
Financial assets	11,841,407	10,986,770
Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	11,841,407	10,986,770
Investment securities at fair value [member]
Disclosure of financial assets [line items]
Financial assets	23,939,915	38,900,001
Debt securities [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	35,995,562	48,010,223
Debt securities [member] | Investment securities [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of financial assets [line items]
Financial assets	1,378
Debt securities [member] | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	9,771,492	5,775,070
Debt securities [member] | Investment securities [member] | Financial assets at amortised cost, category [member] | Colombia, Pesos | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	6,848,213	5,305,347
Debt securities [member] | Investment securities [member] | Financial assets at amortised cost, category [member] | Foreign currency [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	2,923,279	469,723
Debt securities [member] | Investment securities [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	22,461,805	37,493,866
Debt securities [member] | Trading securities [member]
Disclosure of financial assets [line items]
Financial assets	3,760,887	4,741,287
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	3,760,887	4,741,287
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	3,760,887	4,741,287
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Colombia, Pesos | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	3,580,855	4,247,833
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Foreign currency [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	180,032	493,454
Debt securities [member] | Investment securities at fair value [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of financial assets [line items]
Financial assets	1,378
Debt securities [member] | Investment securities at fair value [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Colombia, Pesos
Disclosure of financial assets [line items]
Financial assets	1,378
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	22,461,805	37,493,866
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	22,461,805	37,493,866
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Colombia, Pesos | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	14,326,790	15,431,075
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Foreign currency [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	8,135,015	22,062,791
Securities issued or secured by Colombian Government | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	2,299,618	1,569,076
Securities issued or secured by Colombian Government | Investment securities [member] | Financial assets at amortised cost, category [member] | Colombia, Pesos | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	2,299,618	1,569,076
Securities issued or secured by Colombian Government | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	2,821,401	2,757,952
Securities issued or secured by Colombian Government | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Colombia, Pesos | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	2,743,473	2,746,240
Securities issued or secured by Colombian Government | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Foreign currency [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	77,928	11,712
Securities issued or secured by Colombian Government | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Colombia, Pesos | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	13,025,432	13,897,802
Securities issued or secured by Colombian Government | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Foreign currency [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	2,527,440	2,173,960
Securities issued or secured by other Colombian Government entities | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	4,509,839	3,696,298
Securities issued or secured by other Colombian Government entities | Investment securities [member] | Financial assets at amortised cost, category [member] | Colombia, Pesos | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	4,509,839	3,696,298
Securities issued or secured by other Colombian Government entities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	194,150	249,510
Securities issued or secured by other Colombian Government entities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Colombia, Pesos | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	194,150	249,510
Securities issued or secured by other Colombian Government entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Colombia, Pesos | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	278,335	289,582
Securities issued or secured by other Colombian Government entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Foreign currency [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	510,913	533,332
Securities issued or secured by foreign Governments | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	33,453	27,866
Securities issued or secured by foreign Governments | Investment securities [member] | Financial assets at amortised cost, category [member] | Foreign currency [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	33,453	27,866
Securities issued or secured by foreign Governments | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	57,600	213,863
Securities issued or secured by foreign Governments | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Foreign currency [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	57,600	213,863
Securities issued or secured by foreign Governments | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Foreign currency [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	3,396,455	12,732,664
Securities issued by central banks | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Foreign currency [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	194,098	1,857,718
Securities issued or secured by other financial entities | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	2,618,656	148,087
Securities issued or secured by other financial entities | Investment securities [member] | Financial assets at amortised cost, category [member] | Foreign currency [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	2,618,656	148,087
Securities issued or secured by other financial entities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	651,807	1,476,476
Securities issued or secured by other financial entities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Colombia, Pesos | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	607,368	1,208,661
Securities issued or secured by other financial entities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Foreign currency [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	44,439	267,815
Securities issued or secured by other financial entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Colombia, Pesos | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	707,630	877,265
Securities issued or secured by other financial entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Foreign currency [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	915,274	3,327,659
Securities issued by entities of the non-financial sector entities | Investment securities [member] | Financial assets at amortised cost, category [member] | Foreign currency [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	237,537	266,411
Securities issued by entities of the non-financial sector entities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	11,349	9,388
Securities issued by entities of the non-financial sector entities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Colombia, Pesos | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	11,349	9,388
Securities issued by entities of the non-financial sector entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Colombia, Pesos | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	5,233	16,040
Securities issued by entities of the non-financial sector entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Foreign currency [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	48,574	721,670
Other debt securities | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	72,389	67,332
Other debt securities | Investment securities [member] | Financial assets at amortised cost, category [member] | Colombia, Pesos | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	38,756	39,973
Other debt securities | Investment securities [member] | Financial assets at amortised cost, category [member] | Foreign currency [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	33,633	27,359
Other debt securities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	24,580	34,098
Other debt securities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Colombia, Pesos | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	24,515	34,034
Other debt securities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Foreign currency [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	65	64
Other debt securities | Investment securities at fair value [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of financial assets [line items]
Financial assets	1,378
Other debt securities | Investment securities at fair value [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Colombia, Pesos
Disclosure of financial assets [line items]
Financial assets	1,378
Other debt securities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Colombia, Pesos | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	310,160	350,386
Other debt securities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Foreign currency [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	$ 542,261	$ 715,788